Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Related Parties Details Narrative
Amount owed to Chairman of the Board of Directors	$ 37,486	$ 11,069	$ 47,091
Amount owed to CEO	3,265	465	0
Amount owed to Boards of Directores	13,917	13,765	$ 5,153
Amortization recorded as professonal fee	$ 1,529,182	$ 394,540